Document and Entity Information Document	Oct. 22, 2019
Amendment Flag	false
Entity Central Index Key	0000101829
Written Communications	false
City Area Code	(860)
Entity Address, Address Line One	10 Farm Springs Road
Entity Incorporation, State or Country Code	DE
Entity File Number	1-812
Document Type	8-K
Document Period End Date	Oct. 22, 2019
Entity Registrant Name	UNITED TECHNOLOGIES CORPORATION
Entity Emerging Growth Company	false
Entity Tax Identification Number	06-0570975
Entity Address, City or Town	Farmington,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06032
Local Phone Number	728-7000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Title of 12(b) Security	Common Stock ($1 par value)
Trading Symbol	UTX
Security Exchange Name	NYSE
Note 1.125% Due 2021 [Member]
Title of 12(b) Security	1.125% Notes due 2021
Trading Symbol	UTX 21D
Security Exchange Name	NYSE
Notes 1.250% due 2023 [Member]
Title of 12(b) Security	1.250% Notes due 2023
Trading Symbol	UTX 23
Security Exchange Name	NYSE
Notes 1.150% Due 2024 [Member]
Title of 12(b) Security	1.150% Notes due 2024
Trading Symbol	UTX 24A
Security Exchange Name	NYSE
Notes 1.875% Due 2026 [Member]
Title of 12(b) Security	1.875% Notes due 2026
Trading Symbol	UTX 26
Security Exchange Name	NYSE
Notes 2.150% Due 2030 [Member]
Title of 12(b) Security	2.150% Notes due 2030
Trading Symbol	UTX 30
Security Exchange Name	NYSE
Floating Rate Notes Due2019 [Member]
Title of 12(b) Security	Floating Rate Notes due 2019
Trading Symbol	UTX 19C
Security Exchange Name	NYSE
Floating Rate Notes Due2020 [Member]
Title of 12(b) Security	Floating Rate Notes due 2020
Trading Symbol	UTX 20B
Security Exchange Name	NYSE